Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.
Prospectus [Line Items]
Average Annual Return, Percent		26.49%	13.02%		13.21%
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.72%	11.01%		10.87%
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.26%	9.94%		10.14%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		26.78%	13.30%	13.48%
Performance Inception Date	Nov. 01, 2015
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.05%	13.10%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	17.57%	16.78%

[1]	Institutional Class inception date.